Operating Leases - Schedule of Bank Loan Interest Rate as the Discount Rate and Operating Lease Right-Of-Use Asset and the Operating Lease Liabilities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Lease Cost
Operating lease cost (included in general and administration in the Company’s consolidated statement of operations)	$ 103,221	$ 99,306	$ 101,958
Other Information
Cash paid for amounts included in the measurement of lease liabilities for the years ended December 31, 2024 and 2023	$ 111,142	$ 95,303	$ 102,985
Weighted average remaining lease term – operating leases (in years)	2 years 7 days	2 years 10 months 9 days	3 years 10 months 28 days
Weighted average discount rate – operating leases	5.28%	5.29%	5.27%
Right-of-Use assets	$ 158,091	$ 243,439	$ 255,681
Total operating lease assets	158,091	243,439	255,681
Short-term operating lease liabilities	85,915	100,150	76,050
Long-term operating lease liabilities	79,784	158,758	187,933
Total operating lease liabilities	$ 165,699	$ 258,908	$ 263,983